Condensed Financial Information of Tingo Group, Inc	12 Months Ended
Dec. 31, 2022
Consolidated Financial Statements [Abstract]
CONDENSED FINANCIAL INFORMATION OF TINGO GROUP, INC

NOTE 21 — CONDENSED FINANCIAL INFORMATION OF TINGO GROUP, INC (Parent Company)

On December 1, 2022, we acquired Tingo Mobile (see Note 13). Tingo Mobile may generally repatriate capital and associated returns thereon by applying to the Nigerian Central Bank for approval. All transfer of funds to the registrant in the form of cash dividends, loans or advances or in other form is subject to an application and approval process for currency payments out of Nigeria. The cash and cash equivalents under restriction in Tingo Mobile as of December 31, 2022 is $461.7 million. The amount of such restricted net assets exceeds 25% of consolidated net assets as of December 31, 2022.

Basis of presentation

The Tingo Group, Inc. (the “Parent Company”) condensed financial information should be read in conjunction with our consolidated financial statements. The condensed financial statements include the activity of the Parent Company and reflect its subsidiaries using the equity method of accounting. Under the equity method, the investment in consolidated subsidiaries and VIE’s is stated at cost plus equity in undistributed earnings or loss of the consolidated subsidiaries and VIE’s.

	December 31, 2022	December 31, 2021
ASSETS
Current assets:
Cash and cash equivalents	$14,924	$29,674
Related party receivables	114,657	107,952
Other current assets	98	2,308
Total current assets	129,679	139,934

Other non-current assets	239	600
Equity method investments	1,200,886	5,062
Total long-term assets	1,201,125	5,662
Total assets	$1,330,804	$145,596

	December 31, 2022	December 31, 2021
LIABILITIES TEMPORARY EQUITY AND EQUITY
Other current liabilities	$7,125	$1,496
Total current liabilities	7,125	1,496
Redeemable preferred stock Series B: $0.001 par value, 33,687.21 shares authorized and 0 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	553,035	-
Stockholders’ Equity:
Redeemable preferred stock Series A: $0.001 par value, 2,604.28 shares authorized and 0 shares issued and outstanding as of December 31, 2022 and 2021, respectively.	3	-
Common stock; $0.001 par value, 250,000,000 shares authorized, 157,599,882 and 122,435,576 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively	158	122
Additional paid in capital	889,579	220,786
Accumulated other comprehensive loss	4,367	(414)
Accumulated deficit	(123,463)	(76,394)
Total equity	770,644	144,100
Total liabilities temporary equity and equity	$1,330,804	$145,596

	Year ended December 31,
	2022	2021
Revenues	$-	$-
Cost of revenues	-	-
Gross profit	-	-
Operating expenses:
General and administrative	25,714	19,136
Amortization of intangible assets	-	-
Total operating expenses	25,714	19,136
Loss from operations	(25,714)	(19,136)
(Loss) gain of controlling equity investment held in Micronet	-	-
Finance income (expense), net	3,175	1,786
Loss before income tax expense	(22,539)	(17,350)
Income tax expense	330	81
Loss after income tax expense	(22,869)	(17,431)
Gain (loss) from equity investment	(24,200)	(18,997)
Net loss	$(47,069)	$(36,428)
Basic and diluted loss per share	$(0.36)	$(0.32)
Weighted average common shares outstanding:
Basic and diluted	129,345,764	112,562,199

	Year ended December 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(22,869)	$(17,431)
Adjustments to reconcile net loss to net cash used in operating activities:
Shares issued to service providers and employees	6,417	9,876
Stock-based compensation for employees and consultants	208	711
Changes in operating assets and liabilities:
Change in other non-current assets	361	(600)
Change in accrued interest due to related party	(3,312)	(115)
Increase (decrease) in other current assets	2,210	(1,524)
Increase (decrease) in other current liabilities	5,628	(1,992)
Net cash used in operating activities	$(11,357)	$(11,075)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loan to related party	(203)	(88,000)
Receipt of loan from related party	30,000	-
Loan to Tingo Inc pursuant to the merger agreement	(23,700)	-
Receipt of loan from related party (Micronet)	534	-
Loan to Tingo Mobile	(10,024)	-
Net cash used in investing activities	$(3,393)	$(88,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants	-	105,366
Proceeds from exercise of warrants	-	2,474
Proceeds from exercise of options	-	80
Net cash provided by financing activities	$-	$107,920

TRANSLATION ADJUSTMENT OF CASH	-	-

NET CHANGE IN CASH	(14,750)	8,845

Cash at the beginning of the year	29,674	20,829

Cash at end of the year	$14,924	$29,674